(Loss) Earnings per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
(Loss) Earnings per Share	(Loss) Earnings per Share
Basic and Diluted Loss per Share
Basic loss per share of Class A common stock is computed by dividing net loss available to Funko, Inc. by the weighted-average number of shares of Class A common stock outstanding during the period. Diluted loss per share of Class A common stock is computed by dividing net loss available to Funko, Inc. by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive securities.
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted loss per share of Class A common stock:

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
	(in thousands, except per share data)
Numerator:
Net loss	$(15,070)	$(164,438)	$(5,240)
Less: net loss income attributable to non-controlling interests	(352)	(10,359)	2,795
Net loss attributable to Funko, Inc. — basic	$(14,718)	$(154,079)	$(8,035)
Net loss attributable to Funko, Inc. — diluted	$(14,718)	$(154,079)	$(8,035)
Denominator:
Weighted-average shares of Class A common stock outstanding — basic	52,043,490	48,332,401	44,554,788
Weighted-average shares of Class A common stock outstanding — diluted	52,043,490	48,332,401	44,554,788
Loss per share of Class A common stock — basic	$(0.28)	$(3.19)	$(0.18)
Loss per share of Class A common stock — diluted	$(0.28)	$(3.19)	$(0.18)
For the years ended December 31, 2024, 2023 and 2022 an aggregate of 6.3 million, 9.9 million and 11.6 million of potentially dilutive securities, respectively, were excluded from the weighted-average in the computation of diluted (loss) earnings per share of Class A common stock because the effect would have been anti-dilutive. For the years ended December 31, 2024, 2023 and 2022 anti-dilutive securities included 2.0 million, 4.0 million and 7.0 million of common units of FAH, LLC that are convertible into Class A common stock, but were excluded from the computations of diluted loss per share because the effect would have been anti-dilutive under the if-converted method.
Shares of the Company’s Class B common stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted loss per share of Class B common stock under the two-class method has not been presented.